Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025
Trade and Other payables
Trade payables	$ 5,983	$ 6,798
Accruals	2,658	2,046
Employee payables	666	732
Total	$ 9,307	$ 9,576